HSBC INVESTOR FUNDS

           HSBC Investor U.S. Treasury Money Market Fund (the "Fund")

                          Supplement dated May 1, 2002
to the Prospectus and Statement of Additional Information dated January 30, 2002


The Board of Trustees of the Fund has determined to limit investments by the Fund exclusively to direct obligations of the United States Treasury which have remaining maturities not exceeding thirteen months. The Fund will not invest in repurchase agreements.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE